Note 10 - Stock Incentive Plan (Details Textual)									12 Months Ended
	Nov. 16, 2020 shares	Nov. 04, 2019 shares	Jul. 01, 2019 shares	Nov. 21, 2018 shares	Nov. 01, 2018 shares	Nov. 02, 2017 shares	Nov. 03, 2016 shares	Jul. 31, 2014 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	May 31, 2018 shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)									24,710
Share-based Payment Arrangement, Expense | $									$ 184,799	$ 137,517	$ 0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)									0	0
The 2014 Plan and May 2018 Plan [Member]
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $									$ 294,453
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)									277 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $									$ 200,892
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)								2,500,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)								10 years
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member]
Number of Shares of Subsidiary Convert to Each Parent Share								5
Number of Key People Issued Awards							19
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					8,208		82,080
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 19 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage							50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			11,540		4,805	57,700	48,048
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			8,514		3,403	42,570	34,032
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			20,054			100,270
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Euroseas [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage						50.00%
May 2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)												150,000
May 2018 Plan [Member] | Restricted Stock [Member]
Number of Key People Issued Awards		17		18
May 2018 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	14,434	13,940
May 2018 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	10,656	10,770
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				25,090
Number of Key People Issued Awards						18
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%		50.00%
May 2018 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		24,710